John Hancock Equity Funds

        Supplement to the Class A, Class B and Class C Shares Prospectus

                 dated March 1, 2006 as revised August 1, 2006

John Hancock Classic Value Fund

On page 4, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

----------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
----------------------------------------------------------------------------------------------------------
                                                                          Life of      Life of     Life of
                                                 1 year      5 years      Class A      Class B     Class C
Class A before tax (began 6-24-96)                3.38%       11.24%       12.30%           --          --
Class A after tax on distributions                2.99%       10.75%       11.48%           --          --
Class A after tax on distributions, with sale     2.39%        9.56%       10.48%           --          --
Class B before tax (began 11-11-02)               2.99%           --          --        19.28%          --
Class C before tax (began 11-11-02)               6.99%           --          --            --      19.93%
----------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index*                      4.91%        0.54%        8.49%       13.98%      13.98%
Russell 1000 Value Index*                         7.05%        5.28%       10.72%       17.79%      17.79%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's 500 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the Fund and its investment universe versus the Standard & Poor's 500 Index.

John Hancock Core Equity Fund

On page 8, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Index, an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

---------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
---------------------------------------------------------------------------------------------
                                                                                      Life of
                                                   1 year     5 years     10 years    Class C
Class A before tax                                 2.24%       -1.11%       7.06%          --
Class A after tax on distributions                 2.24%       -1.11%       6.64%          --
Class A after tax on distributions, with sale      1.45%       -0.94%       6.00%          --
Class B before tax                                 1.85%       -1.19%       7.02%          --
Class C before tax (began 5-1-98)                  5.86%       -0.80%          --       0.95%
---------------------------------------------------------------------------------------------
Standard & Poor's 500 Index*                       4.91%        0.54%       9.07%       2.98%
Russell 1000 Index*                                6.27%        1.07%       9.29%       3.52%

* Prior to December 29, 2006, the Fund compared its performance to the Standard & Poor's 500 Index. The Fund changed the index to which it compares its performance to the Russell 1000 Index which will allow for a broader investment universe.

Focused Equity Fund

On page 10, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

Standard & Poor's MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.

---------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
---------------------------------------------------------------------------------------------------------
                                                                           Life of     Life of    Life of
                                                     1 year    5 years     Class A     Class B    Class C
Class A before tax (began 11-1-00)                    9.87%     -2.53%      -4.39%          --         --
Class A after tax on distributions                    9.87%     -2.53%      -4.39%          --         --
Class A after tax on distributions, with sale         6.41%     -2.13%      -3.68%          --         --
Class B before tax (began 11-1-00)                    9.81%     -2.60%          --      -4.28%         --
Class C before tax (began 11-1-00)                   13.98%     -2.20%          --          --     -4.09%
---------------------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index*                  12.55%      8.62%       8.22%       8.22%      8.22%
Standard & Poor's MidCap 400/Citigroup Growth Index* 13.58%      4.76%       2.53%       2.53%      2.53%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's MidCap 400 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Standard & Poor's MidCap Growth Index, which better represents the Fund and its strategy of investment in mid cap growth stocks.

EQTPS13

Mid Cap Equity Fund

On page 18, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

Standard & Poor's MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.

-----------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
-----------------------------------------------------------------------------------------------
                                                                 Life of     Life of    Life of
                                                      1 year     Class A     Class B    Class C
Class A before tax (began 8-4-03)                     10.98%      16.57%          --         --
Class A after tax on distributions                     8.85%      14.66%          --         --
Class A after tax on distributions, with sale          9.73%      13.60%          --         --
Class B before tax (began 8-4-03)                     11.31%          --      17.53%         --
Class C before tax (began 8-4-03)                     15.31%          --          --     18.52%
-----------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index*                   12.55%      19.89%      19.89%     19.89%
Standard & Poor's MidCap Growth Index*                13.58%      17.26%      17.26%     17.26%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's MidCap 400 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Standard & Poor's Mid Cap Growth Index, which better represents the Fund and its strategy of investment in mid cap growth stocks.


Mid Cap Growth Fund

On page 20, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
------------------------------------------------------------------------------------------------
                                                                                         Life of
                                                     1 year      5 years    10 years     Class C
Class A before tax                                    6.24%       -5.60%      3.74%          --
Class A after tax on distributions                    6.24%       -5.60%      2.55%          --
Class A after tax on distributions, with sale         4.05%       -4.67%      2.67%          --
Class B before tax                                    5.92%       -5.69%      3.68%          --
Class C before tax (began 6-1-98)                     9.92%       -5.30%         --       0.56%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index*                          4.91%        0.54%      9.07%       3.36%
Russell Midcap Growth Index                          12.10%        1.38%      9.27%       6.09%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's 500 Index. After this date, the Fund changed the index to which it compares its performance to a single index; the Russell Midcap Growth Index which is a broad based index and more accurately reflects the investment universe from which the Fund selects versus the Standard & Poor's 500 Index.


Multi Cap Growth Fund

On page 22, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks).

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

Russell 3000 Growth Index, an unmanaged index that measures the performance of Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
--------------------------------------------------------------------------------------------------------
                                                                         Life of     Life of     Life of
                                                  1 year     5 years     Class A     Class B     Class C
Class A before tax (began 12-1-00)                -1.71%      -3.12%     -2.75%          --          --
Class A after tax on distributions                -1.71%      -3.26%     -2.89%          --          --
Class A after tax on distributions, with sale     -1.11%      -2.72%     -2.41%          --          --
Class B before tax (began 12-1-00)                -2.17%      -3.18%         --      -2.62%          --
Class C before tax (began 12-1-00)                 1.83%      -2.79%         --          --      -2.43%
--------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index*                         5.26%      -3.58%     -4.27%      -4.27%      -4.27%
Russell 2000 Growth Index*                         4.15%       2.28%      2.78%       2.78%       2.78%
Russell 3000 Growth Index*                         5.17%      -3.60%     -3.60%      -3.60%      -3.60%

* Prior to December 29, 2006, the Fund compared its performance to both the Russell 1000 Growth Index and the Russell 2000 Growth Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell 3000 Growth Index, which incorporates all holdings that are in the Russell 1000 and Russell 200 Indexes and is commonly used by other funds that invest across small, mid and large market capitalizations.

Small Cap Equity Fund

On page 26, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Russell 2000 Growth Index, an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
-----------------------------------------------------------------------------------------
                                                                                  Life of
                                                  1 year    5 year    10 years    Class C
Class A before tax                                 2.80%     1.31%     10.63%          --
Class A after tax on distributions                 2.80%     1.27%      9.35%          --
Class A after tax on distributions, with sale      1.82%     1.11%      8.61%          --
Class B before tax                                 2.46%     1.26%     10.59%          --
Class C before tax (began 5-1-98)                  6.46%     1.64%         --       7.68%
-----------------------------------------------------------------------------------------
Russell 2000 Index*                                4.55%     8.22%      9.26%       5.71%
Standard & Poor's Small Cap 600 Index*             7.70%     10.77%    12.16%       8.28%
Russell 2000 Growth Index*                         4.15%     2.28%      4.69%       1.42%

* Prior to December 29, 2006, the Fund compared its performance to both the Russell 2000 Index and the Standard & Poor's Small Cap 600 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell 2000 Growth Index, which better represents the Fund and its strategy of investment in small cap growth stocks.

U. S. Global Leaders Growth Fund

On page 32, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
------------------------------------------------------------------------------------------------------
                                                                                    Life of    Life of
                                                   1 year    5 years    10 years    Class B    Class C
Class A before tax                                 -2.97%      0.00%     9.88%          --         --
Class A after tax on distributions                 -2.97%     -0.02%     9.83%          --         --
Class A after tax on distributions, with sale      -1.93%     -0.01%     8.80%          --         --
Class B before tax (began 5-20-02)                 -3.57%         --        --       1.23%         --
Class C before tax (began 5-20-02)                  0.43%         --        --          --      2.02%
------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                         4.91%      0.54%     9.07%       5.64%      5.64%
Russell 1000 Growth Index*                          5.26%     -3.58%     6.73%       4.12%      4.12%

* As of December 29, 2006, the Fund is adding the Russell 1000 Growth Index, another benchmark that the Fund is being measured against on both the consultant and institutional side.

                                                               December 29, 2006

                           John Hancock Equity Funds

               Supplement to the Institutional Class I Prospectus

                 dated March 1, 2006 as revised August 1, 2006

John Hancock Classic Value Fund

On page 6, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

--------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------
                                                                   Life of
                                                        1 year     Class I
Class I before tax (began 11-11-02)                      9.28%     21.33%
Class I after tax on distributions                       8.72%     20.81%
Class I after tax on distributions, with sale            6.23%     18.35%
--------------------------------------------------------------------------
Standard & Poor's 500 Index*                             4.91%     13.98%
Russell 1000 Value Index*                                7.05%     17.79%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's 500 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the Fund and its investment universe versus the Standard & Poor's 500 Index.

John Hancock Core Equity Fund

On page 8, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Index, an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
------------------------------------------------------------------------------
                                                                       Life of
                                                         1 year        Class I
Class I before tax (began 3-1-02)                         8.19%         3.98%
Class I after tax on distributions                        8.19%         3.98%
Class I after tax on distributions, with sale             5.33%         3.41%
------------------------------------------------------------------------------
Standard & Poor's 500 Index*                              4.91%         4.41%
Russell 1000 Index*                                       6.27%         5.88%

* Prior to December 29, 2006, the Fund compared its performance to the Standard & Poor's 500 Index. The Fund changed the index to which it compares its performance to the Russell 1000 Index which will allow for a broader investment universe.

Mid Cap Equity Fund

On page 14, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

Standard & Poor's MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.

----------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
----------------------------------------------------------------------------
                                                                     Life of
                                                          1 year     Class I
Class I before tax (began 8-4-03)                         17.19%      19.43%
Class I after tax on distributions                        14.95%      17.48%
Class I after tax on distributions, with sale             13.89%      16.09%
----------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index*                       12.55%      19.89%
Standard & Poor's MidCap 400/Citigroup Growth Index*      13.58%      17.26%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's MidCap 400 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Standard & Poor's Mid Cap Growth Index, which better represents the Fund and its strategy of investment in mid cap growth stocks.

KEQPS12

Mid Cap Growth Fund

On page 16, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                            1 year       Class I
Class I before tax (began 3-1-02)                           12.51%        6.85%
Class I after tax on distributions                          12.51%        6.85%
Class I after tax on distributions, with sale                8.13%        5.90%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                                 4.91%        4.41%
Russell Midcap Growth Index*                                12.10%        9.71%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's 500 Index. After this date, the Fund changed the index to which it compares its performance to a single index; the Russell Midcap Growth Index which is a broad based index and more accurately reflects the investment universe from which the Fund selects versus the Standard & Poor's 500 Index.

Small Cap Equity Fund

On page 20, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                            1 year       Class I
Class I before tax (began 8-15-01)                          8.81%         1.38%
Class I after tax on distributions                          8.81%         1.34%
Class I after tax on distributions, with sale               5.72%         1.16%
--------------------------------------------------------------------------------
Russell 2000 Index*                                         4.55%         9.47%
Standard & Poor's Small Cap 600 Index*                      7.70%        11.37%
Russell 2000 Growth Index*                                  4.15%         5.55%

* Prior to December 29, 2006, the Fund compared its performance to both the Russell 2000 Index and the Standard & Poor's Small Cap 600 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell 2000 Growth Index, which better represents the Fund and its strategy of investment in small cap growth stocks.

U. S. Global Leaders Growth Fund

On page 26, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks).

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                        Life of
                                                            1 year      Class I
Class I before tax (began 5-20-02)                          2.64%        3.20%
Class I after tax on distributions                          2.64%        3.14%
Class I after tax on distributions, with sale               1.72%        2.70%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                                4.91%        5.64%
Russell 1000 Growth Index*                                  5.26%        4.12%

* As of December 29, 2006, the Fund is adding the Russell 1000 Growth Index, another benchmark that the Fund is being measured against on both the consultant and institutional side.

                                                               December 29, 2006

2